Property, Plant and Equipment - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9. Property, Plant and Equipment

Property, plant and equipment consisted of the following at June 30, 2016 and December 31, 2015:
	June 30, 2016	December 31, 2015
Leasehold improvements	$2,542,043	$2,542,044
Computer equipment	762,977	754,502
Furniture and fixtures	455,220	452,696
	3,760,240	3,749,242
Less - accumulated depreciation	(3,387,461)	(3,299,417)
Property, plant and equipment, net	$372,779	$449,825

Depreciation and amortization expense on property, plant, and equipment was $43,592 and $68,076 for the three months ended June 30, 2016 and 2015, respectively, and was $88,044 and $146,854 for the six months ended June 30, 2016 and 2015, respectively.

10.	Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2015 and 2014:

	2015	2014
Leasehold improvements	$2,542,044	$3,170,598
Computer equipment	754,502	669,782
Furniture and fixtures	452,696	488,807
	3,749,242	4,329,187
Less - accumulated depreciation	(3,299,417)	(3,497,251)
Property, plant and equipment, net	$449,825	$831,936

Depreciation and amortization expense on property, plant, and equipment was $247,357, $351,561, and $463,137 for the years ended December 31, 2015, 2014, and 2013, respectively.

Pursuant to an order by the Bankruptcy Court in April 2015, the Company assumed its existing lease with Research Way Investments, as amended by the Tenth Addendum to Commercial Lease, for the Company’s research and development facility located in Corvallis, Oregon. In connection with the Tenth Addendum to the commercial Lease, the Company relinquished the second floor space at its research and development facility. With the space relinquishment, the Company wrote-off the related leasehold improvements and recognized a loss of $243,707.

During 2014, certain laboratory equipment with a net book value of $223,949 was sold for gross proceeds of $569,607, which resulted in a gain of $345,658.